Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	May 31, 2021	Jun. 30, 2020	May 31, 2022
Leases [Abstract]
Lease agreement, description	The Company has a new lease agreement for office space in New York from July 1, 2021 through June 30, 2022, with a rental fee of $3,300 per month.		The Company has a lease agreement for office space in New York from June 1, 2020 through May 31, 2021, with annual payments of $46,896 and converted to month to month lease in June 2021 and terminated the month to month lease on October 2021.
Annual payments	$ 46,896
Rental fee	3,300				$ 2,886
Operating lease expenses	$ 65,580	$ 71,000		$ 30,000